UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2023	$ (156.8)	$ 642.2	$ 0.0	$ 227.2	$ (10.6)	$ 0.6	$ 40.6	$ (2.7)	$ (1,057.5)	$ 3.4
Other comprehensive income/(loss)	79.2				17.2	65.0	(2.9)
Net income for the period	6.9								5.1	1.8
TOTAL COMPREHENSIVE INCOME	86.1				17.2	65.0	(2.9)		5.1	1.8
Transactions with owners:
Share-based payments	26.3							26.3
Elimination of Class A and B shares	(642.2)	(642.2)
Capital increase - share issuance	2,150.3	16.9	2,133.4
Contribution of related party debt to equity	2,562.0			2,562.0
Ending balance at Mar. 31, 2024	4,025.5	16.9	2,133.4	2,789.2	6.6	65.6	37.7	23.6	(1,052.4)	5.2
Beginning balance at Dec. 31, 2024	5,008.4	18.4	3,189.1	2,789.2	19.6	(137.6)	42.5	63.0	(984.9)	9.1
Other comprehensive income/(loss)	66.9				(28.7)	95.1	0.4	0.1
Net income for the period	138.1								134.6	3.5
TOTAL COMPREHENSIVE INCOME	205.0				(28.7)	95.1	0.4	0.1	134.6	3.5
Transactions with owners:
Share-based payments	6.5							6.5
Shares issued for exercise/vesting of share based payments	10.9	0.1	10.8
Ending balance at Mar. 31, 2025	$ 5,230.8	$ 18.5	$ 3,199.9	$ 2,789.2	$ (9.1)	$ (42.5)	$ 42.9	$ 69.6	$ (850.3)	$ 12.6